File Number:
84-6091

For the reporting period ended
December 31, 2004

[redacted]

05042272

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)
Pacific Corporate Trust Company

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
- [ ] Comptroller of the Currency
- [ ] Federal Deposit Insurance Corporation
- [ ] Board of Governors of the Federal Reserve System
- [X] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- [ ] Yes, filed amendment(s)
- [ ] No, failed to file amendment(s)
- [X] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 22,716

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 24,497

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%	0	0	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	104	1	0	0	0	0
b. Receives items for transfer but does not maintain the master securityholder files:	0	0	0	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	0	0	0	0	0	0

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 0
      ii. amount (in dollars) 0

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	0	0
ii. Market value (in dollars)	0	0

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

   ☐ Yes ☒ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:
   No aged differences to report.

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

   ☒ Yes ☐ No

   If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ______

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... ______

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 0
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 0

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
Database search conducted February 2005; details will be reported on 2005 TA-2.		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: Vice President and C.E.O. Telephone number: 604 691-7366
Name of Official responsible for Form: (First name, Middle name, Last name) Marc Castonguay	Date signed (Month/Day/Year): March 29, 2005

File Number	Supplement to Form TA-2
For the reporting period ended December 31,_____	Full Name of Registrant

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):

MANNING ELLIOTT

CHARTERED ACCOUNTANTS

11th floor, 1050 West Pender Street, Vancouver, BC, Canada V6E 3S7

Phone: 604.714.3600 Fax: 604.714.3669 Web: manningelliott.com

<u>Independent Accountants' Report</u>

To the Board of Directors of
Pacific Corporate Trust Company

We have examined management's assertion that "Pacific Corporate Trust Company maintained an effective internal control structure, including the appropriate segregation of responsibilities and duties, over the transfer agent and registrar functions, as of February 28, 2005, and that no material inadequacies as defined by Rule 17Ad-13 (a) (3) of the Securities Exchange Act of 1934 existed at such date."

Our examination was made in accordance with standards established by the American Institute of Certified Public Accountants and, accordingly, included a study and evaluation of the internal control structure over the transfer agent and registrar functions, using the objectives set forth in Rule 17Ad-13 (a) (3) of the Securities Exchange Act of 1934. Those objectives are to provide reasonable, but not absolute, assurance that securities and funds are safeguarded against loss from unauthorized use or disposition and that transfer agent activities are performed promptly and accurately. We believe that our examination provides a reasonable basis for our opinion.

Because of inherent limitations in any internal control structure, errors or irregularities may occur, and not be detected. Also, projections of any evaluation of the internal control structure over the transfer agent and registrar functions to future periods are subject to the risk that the internal control structure may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, management's assertion that, as of February 28, 2005, Pacific Corporate Trust Company maintained an effective internal control structure, including the appropriate segregation of responsibilities and duties over the transfer agent and registrar functions, and that no material inadequacies existed as defined by Rule 17Ad-13(a)(3) of the Securities Exchange Act of 1934, is fairly stated, in all material respects, based on the criteria established by Rule l7Ad-13 (a) (3) of the Securities Exchange Act of 1934.

This report is intended solely for the information and use of the Board of Directors and management of Pacific Corporate Trust Company and the Securities and Exchange Commission and should not be used for any other purpose.

Manning Elliott

Chartered Accountants

Vancouver, British Columbia

March 17, 2005

Pacific Corporate Trust Company

625 Howe St
10th Floor
Vancouver BC
V6C 3B8

T 604 689 9853
F 604 689 8144

pacific@pctc.com

By FedEx

March 29, 2005

Securities and Exchange Commission
Attention: Filings
450 5th Street NW
Washington, DC 20549
USA

Dear Sir or Madam:

SUBJECT: FILE NUMBER: 84-6091 TA- 2 - YEAR ENDING DECEMBER 31, 2004 AND INDEPENDENT ACCOUNTANTS' REPORT DATED MARCH 17, 2005

Please find enclosed one (1) original and two (2) copies of our TA-2 Report for the year ending December 31, 2004 and a copy of the Independent Accountants' Report dated March 17, 2005 as required under Rule 17Ad-13.

If you have any questions please contact the undersigned.

Yours truly,

Marc C. Castonguay
Vice President & CEO
Pacific Corporate Trust Company

Enclosures (2)